EMPLOYEE POST-RETIREMENT BENEFITS	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
EMPLOYEE POST-RETIREMENT BENEFITS
EMPLOYEE POST-RETIREMENT BENEFITS
The Company sponsors DB Plans for its employees. Pension benefits provided under the DB Plans are based on years of service and highest average earnings over three consecutive years of employment. Upon commencement of retirement, pension benefits in the Canadian DB Plan increase annually by a portion of the increase in the Consumer Price Index. Past service costs are amortized over the expected average remaining service life of employees, which is approximately nine years (2013 and 2012– nine years).
The Company also provides its employees with a savings plan in Canada, DC Plans consisting of 401(k) Plans in the U.S., and post-employment benefits other than pensions, including termination benefits and life insurance and medical benefits beyond those provided by government-sponsored plans. Past service costs are amortized over the expected average remaining life expectancy of former employees, which was approximately 12 years at December 31, 2014 (2013 – 11 years; 2012 – 12 years). In 2014, the Company expensed $37 million (2013 – $29 million; 2012 – $24 million) for the savings plan and DC Plans.
Total cash payments for employee post-retirement benefits, consisting of cash contributed by the Company were as follows:

year ended December 31	2014	2013	2012
(millions of Canadian dollars)

DB Plans	73	79	83
Other post-retirement benefit plans	6	6	7
Savings and DC Plans	37	29	24
	116	114	114

Current Canadian pension legislation allows for partial funding of solvency requirements over a number of years through letters of credit in lieu of cash contributions, up to certain limits. As such, in addition to the cash contributions noted above, in 2014 the Company provided a $47 million letter of credit to the Canadian DB Plan (2013 – $59 million; 2012 – $48 million), resulting in a total of $181 million provided to the Canadian DB Plan under letters of credit at December 31, 2014.

The most recent actuarial valuation of the pension plans for funding purposes was as at January 1, 2014 and the next required valuation will be as at January 1, 2015.

at December 31	Pension Benefit Plans		Other Post-Retirement Benefit Plans
(millions of Canadian dollars)	2014	2013	2014	2013

Change in Benefit Obligation[1]
Benefit obligation – beginning of year	2,224	2,142	191	186
Service cost	85	84	2	2
Interest cost	113	96	10	7
Employee contributions	4	4	—	—
Benefits paid	(102)	(83)	(7)	(7)
Actuarial loss/(gain)	302	(39)	14	(2)
Foreign exchange rate changes	32	20	6	5
Benefit obligation – end of year	2,658	2,224	216	191
Change in Plan Assets
Plan assets at fair value – beginning of year	2,152	1,825	35	32
Actual return on plan assets	246	313	2	2
Employer contributions[2]	73	79	6	6
Employee contributions	4	4	—	—
Benefits paid	(102)	(83)	(7)	(7)
Foreign exchange rate changes	25	14	3	2
Plan assets at fair value – end of year	2,398	2,152	39	35
Funded Status – Plan Deficit	(260)	(72)	(177)	(156)

1
The benefit obligation for the Company's pension benefit plans represents the projected benefit obligation. The benefit obligation for the Company's other post-retirement benefit plans represents the accumulated post-retirement benefit obligation.

2	Excludes $181 million in letters of credit provided to the Canadian DB Plans for funding purposes (2013 - $134 million).
The amounts recognized in the Company's Balance Sheet for its DB Plans and other post-retirement benefits plans are as follows:

at December 31	Pension Benefit Plans		Other Post-Retirement Benefit Plans
(millions of Canadian dollars)	2014	2013	2014	2013

Intangible and Other Assets (Note 11)	—	—	14	16
Accounts Payable and Other (Note 13)	—	—	(7)	—
Other Long-Term Liabilities (Note 14)	(260)	(72)	(184)	(172)
	(260)	(72)	(177)	(156)

Included in the above benefit obligation and fair value of plan assets were the following amounts for plans that are not fully funded:

at December 31	Pension Benefit Plans		Other Post-Retirement Benefit Plans
(millions of Canadian dollars)	2014	2013	2014	2013

Projected benefit obligation[1]	(2,658)	(2,224)	(191)	(172)
Plan assets at fair value	2,398	2,152	—	—
Funded Status – Deficit	(260)	(72)	(191)	(172)

1	The projected benefit obligation for the pension benefit plan differs from the accumulated benefit obligation in that it includes an assumption with respect to future compensation levels.
The accumulated benefit obligation for all DB pension plans at December 31, 2014 is $2,437 million (2013 – $2,039 million).
The funded status based on the accumulated benefit obligation for all DB Plans is as follows:

at December 31	2014	2013
(millions of Canadian dollars)

Accumulated benefit obligation	(2,437)	(2,039)
Plan assets at fair value	2,398	2,152
Funded Status – (Deficit)/Surplus	(39)	113

Included in the above accumulated benefit obligation and fair value of plan assets are the following amounts in respect of plans that are not fully funded.

at December 31	2014	2013
(millions of Canadian dollars)

Accumulated benefit obligation	(715)	(569)
Plan assets at fair value	597	537
Funded Status – Deficit	(118)	(32)

The Company pension plans' weighted average asset allocations and target allocations by asset category were as follows:
Asset Category

	Percentage of Plan Assets		Target Allocations[1]
at December 31	2014	2013	2014

Debt securities	31%	31%	25% to 35%
Equity securities	69%	69%	50% to 70%
Alternatives	—	—	5 % to 15%
	100%	100%

1	Target allocations were revised in November 2013 and the investment mix is being adjusted over time accordingly.

Debt and equity securities include the Company's debt and common shares as follows:

at December 31			Percentage of Plan Assets
(millions of Canadian dollars)	2014	2013	2014	2013

Debt securities	1	2	0.1%	0.1%
Equity securities	1	2	0.1%	0.1%

Pension plan assets are managed on a going concern basis, subject to legislative restrictions, and are diversified across asset classes to maximize returns at an acceptable level of risk. Asset mix strategies consider plan demographics and may include traditional equity and debt securities, as well as alternative assets such as infrastructure, private equity, real estate and derivatives to diversify risk. Derivatives are not used for speculative purposes and the use of leveraged derivatives is prohibited.
All investments are measured at fair value using market prices. Where the fair value cannot be readily determined by reference to generally available price quotations, the fair value is determined by considering the discounted cash flows on a risk-adjusted basis and by comparison to similar assets which are publicly traded. In Level I, the fair value of assets is determined by reference to quoted prices in active markets for identical assets that the Company has the ability to access at the measurement date. In Level II, the fair value of assets is determined using valuation techniques, such as option pricing models and extrapolation using significant inputs, which are observable directly or indirectly. In Level III, the fair value of assets is determined using a market approach based on inputs that are unobservable and significant to the overall fair value measurement. For further information on the fair value hierarchy, refer to Note 23.
The following table presents plan assets for DB Plans and other post-retirement benefits measured at fair value, which have been categorized into the three categories based on a fair value hierarchy.

at December 31	Quoted Prices in Active Markets (Level I)		Significant Other Observable Inputs (Level II)		Significant Unobservable Inputs (Level III)		Total		Percentage of Total Portfolio
(millions of Canadian dollars)	2014	2013	2014	2013	2014	2013	2014	2013	2014	2013

Asset Category
Cash and Cash Equivalents	20	17	—	—	—	—	20	17	1%	1%
Equity Securities:
Canadian	361	474	142	170	—	—	503	644	21%	29%
U.S.	516	423	35	37	—	—	551	460	23%	21%
International	218	36	147	330	—	—	365	366	15%	17%
Global	—	—	141	14	—	—	141	14	6%	1%
Emerging	7	—	80	—	—	—	87	—	3%	—
Fixed Income Securities:
Canadian Bonds:
Federal	—	—	218	190	—	—	218	190	9%	9%
Provincial	—	—	180	154	—	—	180	154	7%	7%
Municipal	—	—	7	6	—	—	7	6	—	—
Corporate	—	—	76	77	—	—	76	77	3%	3%
U.S. Bonds:
State	—	—	47	33	—	—	47	33	2%	2%
Corporate	—	—	59	48	—	—	59	48	2%	2%
International:
Corporate	—	—	14	20	—	—	14	20	1%	1%
Mortgage Backed	—	—	39	26	—	—	39	26	2%	1%
Other Investments:
Private Equity Funds	—	—	—	—	13	18	13	18	—	1%
Funds held on deposit	117	114	—	—	—	—	117	114	5%	5%
	1,239	1,064	1,185	1,105	13	18	2,437	2,187	100%	100%

The following table presents the net change in the Level III fair value category:

(millions of Canadian dollars, pre-tax)	Private Equity Funds

Balance at December 31, 2012	19
Purchases and Sales	(4)
Realized and unrealized gains	3
Balance at December 31, 2013	18
Purchases and sales	(7)
Realized and unrealized gains	2
Balance at December 31, 2014	13

The Company's expected funding contributions in 2015 are approximately $70 million for the DB Plans, approximately $7 million for the other post-retirement benefit plans and approximately $36 million for the savings plan and DC Plans. The Company expects to provide an additional estimated $35 million letter of credit to the Canadian DB Plan for the funding of solvency requirements.
The following are estimated future benefit payments, which reflect expected future service:

(millions of Canadian dollars)	Pension Benefits	Other Post- Retirement Benefits

2015	102	8
2016	108	8
2017	114	9
2018	120	9
2019	127	10
2020 to 2024	728	51
The rate used to discount pension and other post-retirement benefit plan obligations was developed based on a yield curve of corporate AA bond yields at December 31, 2014. This yield curve is used to develop spot rates that vary based on the duration of the obligations. The estimated future cash flows for the pension and other post-retirement obligations were matched to the corresponding rates on the spot rate curve to derive a weighted average discount rate.
The significant weighted average actuarial assumptions adopted in measuring the Company's benefit obligations were as follows:

	Pension Benefit Plans		Other Post-Retirement Benefit Plans
at December 31	2014	2013	2014	2013

Discount rate	4.15%	4.95%	4.20%	5.00%
Rate of compensation increase	3.15%	3.15%	—	—

The significant weighted average actuarial assumptions adopted in measuring the Company's net benefit plan costs were as follows:

	Pension Benefit Plans			Other Post-Retirement Benefit Plans
year ended December 31	2014	2013	2012	2014	2013	2012

Discount rate	4.95%	4.35%	5.05%	5.00%	4.35%	5.10%
Expected long-term rate of return on plan assets	6.90%	6.70%	6.70%	4.60%	4.60%	6.40%
Rate of compensation increase	3.15%	3.15%	3.15%	—	—	—

The overall expected long-term rate of return on plan assets is based on historical and projected rates of return for the portfolio in aggregate and for each asset class in the portfolio. Assumed projected rates of return are selected after analyzing historical experience and estimating future levels and volatility of returns. Asset class benchmark returns, asset mix and anticipated benefit payments from plan assets are also considered in determining the overall expected rate of return. The discount rate is based on market interest rates of high-quality bonds that match the timing and benefits expected to be paid under each plan.
A 7.5 per cent average annual rate of increase in the per capita cost of covered health care benefits was assumed for 2015 measurement purposes. The rate was assumed to decrease gradually to five per cent by 2020 and remain at this level thereafter. A one per cent change in assumed health care cost trend rates would have the following effects:

(millions of Canadian dollars)	Increase	Decrease

Effect on total of service and interest cost components	1	(1)
Effect on post-retirement benefit obligation	14	(12)

The Company's net benefit cost is as follows:

at December 31	Pension Benefit Plans			Other Post-Retirement Benefit Plans
(millions of Canadian dollars)	2014	2013	2012	2014	2013	2012

Service cost	85	84	66	2	2	2
Interest cost	113	96	94	10	7	8
Expected return on plan assets	(139)	(120)	(113)	(2)	(2)	(2)
Amortization of actuarial loss	21	30	18	2	2	1
Amortization of past service cost	2	2	2	—	—	1
Amortization of regulatory asset	18	30	19	1	1	1
Amortization of transitional obligation related to regulated business	—	—	—	2	2	2
Net Benefit Cost Recognized	100	122	86	15	12	13

Pre-tax amounts recognized in AOCI were as follows:

	2014		2013		2012
at December 31	Pension Benefits	Other Post- Retirement Benefits	Pension Benefits	Other Post- Retirement Benefits	Pension Benefits	Other Post- Retirement Benefits
(millions of Canadian dollars)

Net loss	354	40	236	32	362	33
Prior service cost	2	1	3	1	5	2
	356	41	239	33	367	35

The estimated net loss and prior service cost for the DB Plans that will be amortized from AOCI into net periodic benefit cost in 2015 are $27 million and $2 million, respectively. The estimated net loss and prior service cost for the other post-retirement plans that will be amortized from AOCI into net periodic benefit cost in 2015 is $2 million and nil, respectively.
Pre-tax amounts recognized in OCI were as follows:

	2014		2013		2012
at December 31	Pension Benefits	Other Post- Retirement Benefits	Pension Benefits	Other Post- Retirement Benefits	Pension Benefits	Other Post- Retirement Benefits
(millions of Canadian dollars)

Amortization of net loss from AOCI to OCI	(21)	(2)	(30)	(2)	(19)	(1)
Amortization of prior service costs from AOCI to OCI	(2)	—	(2)	—	(2)	—
Funded status adjustment	137	9	(96)	—	99	5
	114	7	(128)	(2)	78	4